Cash and cash equivalents - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Restricted cash and cash equivalents	$ 1,676	$ 1,350
Cash and cash equivalents	22,472	22,468	[1]	$ 25,575	$ 25,586	$ 23,484
Non-UK Countries
Disclosure of geographical areas [line items]
Cash and cash equivalents	$ 4,678	$ 4,693

[1]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.